Contingencies and Other Matters (Details Textual) ounce in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2021 MXN ($) ounce	Dec. 31, 2021 USD ($) ounce	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2013 CAD ($)	Jun. 30, 2013 USD ($)
Disclosure Of Contingencies And Other Matters [Line Items]
Gains on litigation settlements		$ 93,800,000
Proceeds from litigation settlement	$ 14,100,000
Estimated financial effect of contingent assets							$ 81.5	$ 64,300,000	$ 81.5	$ 64,300,000
Wheaton Precious Metals International Ltd. [Member] | Mexico - San Dimas [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Maximum silver production required to be sold | ounce			6	6
Percent of silver production required to be sold			50.00%	50.00%
Silver, selling price, per ounce				$ 4.014
Purchase agreement, annual inflation increase, percent			1.00%	1.00%
Tax assessments by SAT related to audits of 2010 to 2012 tax returns					$ 4,919.0	$ 239,000,000
Tax assessments by SAT related to audits of 2013 tax return			$ 2,723.0	$ 132,300,000
Potential incremental income tax before interest and penalties			$ 4,703.0	$ 228,500,000
Minera La Encantada, S.A. de C.V. [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments by SAT related to audits of 2012 tax return					155.4	7,600,000
Tax assessments by SAT related to audits of 2013 tax return					$ 126.6	$ 6,200,000